Compensation Expense Related to Awards (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2014 Equity Incentive Plan			$ 26,044	$ 981	$ 1,063	$ 5,159
Payroll taxes relating to stock based compensation			723
Performance Based Units		$ 376	26,535	982
Shares issued to Board of Directors			225
Other	$ 29	141	304	421
Total	104	517	27,064	1,403
Total			26,044	981	1,063	5,159
Stock based and deferred compensation expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued to Board of Directors	$ 75		225
Performance Based Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Performance Based Units			9,460
2014 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2014 Equity Incentive Plan		376	16,352	982	1,063	5,159
Time vesting profit interests		229	5,569	599	618	3,210
Time vesting restricted capital interests		147	3,410	383	445	1,949
Performance-vesting profit interests			7,373
Total		$ 376	$ 16,352	$ 982	$ 1,063	$ 5,159